Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of March 31,	As of December 31,
	2022	2021
Employee-related accruals	$29,234	$25,599
Homeowner reserves	7,891	6,365
Current portion of acquisition liabilities(1)	32,774	31,444
Current portion of operating lease liabilities	10,417	—
Other	10,915	8,425
Total accrued expenses and other current liabilities	$91,231	$71,833
(1)	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Employee-related accruals	$25,599	$13,409
Homeowner reserves	6,365	4,962
Warrant derivative liabilities	—	6,516
Current portion of acquisition liabilities(1)	31,444	10,460
Other	8,425	8,675
Total accrued expenses and other current liabilities	$71,833	$44,022
(1)	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.